NOTE 8 - INCOME TAXES	12 Months Ended
Jun. 30, 2015
Note 8 - Income Taxes
NOTE 8 - INCOME TAXES

NOTE 8 – INCOME TAXES

Significant components of the provision (benefit) for income taxes from continuing operations are as follows:

	Years Ended June 30,
	2015	2014
Current:
Federal	$42,453	$70,046
State	14,528	800
Foreign	519,910	300,727
Total current provision	576,891	371,573
Deferred:
Federal	(1,146,961)	(383,324)
State	(192,907)	(129,645)
Foreign	(83,002)	228,512
Total deferred provision (benefit)	(1,422,870)	(284,457)
(Benefit) provision for income taxes	$(845,979)	$87,116

The difference between income tax benefits and income taxes computed using the U.S. federal income tax rate are as follows:

	Years Ended June 30,
	2015	2014
Tax expense (benefit) at statutory tax rate	$(1,363,097)	$156,635
State taxes (benefit), net of federal tax (benefit)	(115,851)	8,018
Stock compensation	104,090	79,981
Mark to market on financial instruments	474,640	-
Warrant financing costs	145,479	-
Other permanent differences	29,161	27,649
Federal and state research credits - current year	(59,233)	(29,181)
Impact of change in federal and state effective income tax rates	(8,467)	(71,466)
Foreign Rate Differential	(58,756)	(69,541)
Other	6,055	(14,979)
	$(845,979)	$87,116

The Company recognizes federal and state current tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. The Company also recognizes federal and state deferred tax liabilities or assets based on the Company's estimate of future tax effects attributable to temporary differences and carry forwards. The Company records a valuation allowance to reduce any deferred tax assets by the amount of any tax benefits that, based on available evidence and judgment, are not expected to be realized.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers projected future taxable income and planning strategies in making this assessment. Based on the projections for the taxable income and planning strategies, the Company has determined that it is more likely than not that the deferred tax assets will be realized. Accordingly, no valuation allowance has been recorded as of June 30, 2015 or 2014.

Significant components of the Company's deferred tax assets are shown below.

	Years Ended June 30,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$4,124,109	$2,844,500
Stock compensation	275,027	268,104
Tax credit carry forwards	140,524	81,290
Other, net	475,120	142,095
Total deferred tax assets	5,014,780	3,335,989
Valuation allowance for deferred tax assets	-	-
Deferred tax assets, net of valuation allowance	5,014,780	3,335,989
Deferred tax liabilities
Intangible assets	(70,911)	(147,397)
Fixed assets	(660,609)	(328,197)
Total deferred tax liabilities	(731,520)	(475,594)

Net deferred tax assets	$4,283,260	$2,860,395

As of June 30, 2015, the Company had federal and state net operating loss carry forwards of approximately $10,921,582 and $6,130,593, respectively, which will begin to expire June 30, 2030, unless previously utilized. The Company has federal research credits of $123,965 which will expire June 30, 2030, unless previously utilized. The Company has state research credits of $25,089 that do not expire.

As of June 30, 2015, the Company has not provided for U.S. federal and state income taxes and foreign withholding taxes on approximately $3,115,000 of undistributed earnings of its foreign subsidiary as these earnings are considered indefinitely reinvested outside of the United States. Determination of the amount of any potential unrecognized deferred income tax liability is not practicable due to the complexities of the hypothetical calculation. If management decides to repatriate such foreign earnings in future periods, the Company may incur incremental U.S. federal and state income taxes as well as foreign withholding taxes. However, the Company's intent is to keep these funds indefinitely reinvested outside the U.S. and its current plans do not demonstrate a need to repatriate them to fund our U.S. operations.

The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. While the Company believes that it has appropriate support for the positions taken on its tax returns, the Company regularly assesses the potential outcome of examinations by tax authorities in determining the adequacy of its provision for income taxes.

The Company believes that it has appropriate support for the income tax positions taken on its tax returns and that its accruals for tax liabilities are adequate for all open years based on an assessment of many factors, including past experience and interpretations of tax law applied to the facts of each matter. The Company is open for audit for all years since the entity became a corporation.

The Company's policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. The Company has not accrued interest and penalties associated with uncertain tax positions as of June 30, 2015. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.